Matthews Japan Active ETF Investment Strategy - Matthews Japan Active ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Matthews Japan Active ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan.A company or other issuer is considered to be “located” in Japan, and a security or instrument is deemed to be a Japanese security or instrument, if it has substantial ties to Japan. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of Japan; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within Japan; (iii) it has the primary trading markets for its securities in Japan; (iv) it has its principal place of business in or is otherwise headquartered in Japan; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of Japan; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in Japan; (ii) it is issued to finance a project that has at least 50% of its assets or operations in Japan; (iii) it is at least 50% secured or backed by assets located in Japan; (iv) it is a component of or its issuer is included in the MSCI Japan Index, the Fund’s primary benchmark index; or (v) it is denominated in the currency of Japan and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. Matthews may rely on only one criterion to determine location even if other criteria point to a different location. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts. The Fund may invest up to 20% of its net assets in debt securities, including securities issued by government entities and their political subdivisions.The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. The Fund may invest in companies of any market capitalization. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.